Concentration of Risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 HKD ($)
Concentration of Risk [Line Items]
Credit risk financial instruments	$ 47,397	¥ 321,591		¥ 301,095
Bank deposits (in Dollars) | $					$ 500,000
Deposit insurance | ¥		¥ 500,000
Supplier Concentration Risk [Member] | Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	10.30%	10.30%		11.50%
Supplier Concentration Risk [Member] | Vendor [Member] | Purchases [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%